PGIM Nasdaq-100 Buffer 12 ETF - October Annual Total Returns	12 Months Ended
Dec. 31, 2025
PGIM Nasdaq-100 Buffer 12 ETF - October | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	14.28%